RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Schedule of right-of-use assets and operating lease liabilities as of the respective balance sheet dates.

	December 31
	2021	2022
	RMB’000	RMB’000	US$’000
Right-of-use assets	3,400	—	—

Operating lease liabilities - current	2,565	—	—
Operating lease liabilities - non-current	905	—	—
Total operating lease liabilities	3,470	—	—